Segments and Geographical Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segments and Geographical Information

23 Segments and Geographical Information

NXP is organized into two reportable segments, High Performance Mixed Signal (“HPMS”) and Standard Products (“SP”). Corporate and Other represents the remaining portion to reconcile to the Consolidated Financial Statements.

Our HPMS business segment delivers high performance mixed signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial, and software solutions for mobile phones. Our SP business segment offers standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive. The segments each include revenue from the sale and licensing of intellectual property related to that segment.

Our Chief Executive Officer, who is our CODM, regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Asset information by segment is not provided to our CODM as the majority of our assets are used jointly or managed at corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets per segment has been omitted.

Detailed information by segment for the years 2014, 2013 and 2012 is presented in the following tables.

Revenue	2014	2013	2012

HPMS	4,208	3,533	2,976
SP	1,275	1,145	1,168
Corporate and Other (1)	164	137	214

	5,647	4,815	4,358

Operating income (loss)	2014	2013	2012

HPMS	983	712	479
SP	120	39	89
Corporate and Other (1)	(54)	(100)	(156)

	1,049	651	412

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”. Corporate and Other includes unallocated expenses not related to any specific business segment and corporate restructuring charges.

Goodwill assigned to segments	Cost at January 1, 2014	Acquisitions	Translation differences and other changes	Cost at December 31, 2014

HPMS	1,788	—	(183)	1,605
SP	472	—	(48)	424
Corporate and Other (1)	333	—	(34)	299

	2,593	—	(265)	2,328

	Accumulated impairment at January 1, 2014	Translation differences and other changes	Accumulated impairment at December 31, 2014

HPMS	(195)	23	(172)
SP	(40)	5	(35)
Corporate and Other (1)	—	—	—

	(235)	28	(207)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Information

	Revenue (1)			Property, plant and equipment
	2014	2013	2012	2014	2013	2012

China	2,756	2,047	1,699	116	115	131
Netherlands	171	146	94	169	180	180
Taiwan	96	98	112	138	91	80
United States	396	365	303	5	6	8
Singapore	452	421	436	200	214	226
Germany	450	434	447	80	80	88
South Korea	287	294	238	1	1	—
Other countries	1,039	1,010	1,029	414	361	357

	5,647	4,815	4,358	1,123	1,048	1,070

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).